Note 2 - Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($) shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Cost Reimbursements from SBIR Grant as Offset to Research and Development Expenses	$ 95,000	$ 84,000	$ 538,000	$ 41,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.7	0.5	0.6	0.5
Lessee, Operating Lease, Liability, Payments, Due, Total	$ 49,600
Operating Lease, Payments	$ 29,800
Lessee, Operating Lease, Discount Rate	12.75%
Operating Leases, Rent Expense, Net, Total	$ 47,300	$ 47,100
Operating Leases, Rent Expense, Sublease Rentals	62,200
Sublease Income	24,200
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset					$ 53,000
Operating Lease, Liability, Total					$ 75,700
Short-term Leases [Member]
Operating Leases, Rent Expense, Net, Total	16,900
Other Noncurrent Assets [Member]
Operating Lease, Right-of-Use Asset	33,900
Other Current Liabilities [Member]
Operating Lease, Liability, Total	$ 48,100
Minimum [Member]
Lessee, Operating Lease, Term of Contract	1 year